Basis of consolidation and presentation	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of consolidation and presentation	Basis of consolidation and presentation
Basis of presentation
We prepared these consolidated financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).
Our consolidated financial statements include the accounts of Despegar.com, Corp., our wholly owned subsidiaries, and entities in which we have a variable interest, and we are the primary beneficiary as 'K-FIDC', please see Note 10.
We consolidate our subsidiaries from the date on which we obtain control. We deconsolidate any subsidiary from the date we lose control.
We record our investments in entities that we do not control, but over which we have the ability to exercise significant influence, using the equity method. We have eliminated intercompany transactions and accounts. We change the accounting policies of subsidiaries where necessary to ensure consistency with our accounting policies. All of our subsidiaries have the same year-end.
We believe that the assumptions underlying our consolidated financial statements are reasonable. However, these consolidated financial statements do not present our future financial position, the results of our future operations and cash flows.
The following are our subsidiaries as of the end of the years presented:

Name of the subsidiary (in alphabetical order)	Type	Country of incorporation	As of December 31, 2024	As of December 31, 2023
			% Owned
Badurey S.A.	Holding	Uruguay	100%	100%
Click Hoteles.com, LLC	Holding	United States	100%	100%
Decolar.com Ltda.	Operating	Brazil	100%	100%
Decolar.com, Inc.	Holding	United States	100%	100%
Despegar Colombia S.A.S.	Operating	Colombia	100%	100%
Despegar Ecuador S.A.	Operating	Ecuador	100%	100%
Despegar.com Chile SpA	Operating	Chile	100%	100%
Despegar.com México S.A. de C.V.	Operating	Mexico	100%	100%
Despegar.com Peru S.A.C.	Operating	Peru	100%	100%
Despegar.com USA, Inc.	Operating	United States	100%	100%
Despegar.com.ar S.A.	Operating	Argentina	100%	100%
DFinance Holding Ltda.	Holding	Brazil	100%	100%
Holidays S.A.	Operating	Uruguay	100%	100%
Jamiray International S.A. (1)	Operating	Uruguay	100%	100%
Koin (BVI) Limited	Holding	British Virgin Islands	100%	100%
Xirex Contigo Sapi De CV Sofom ENR	Operating	Mexico	100%	100%
Ruselmy S.A.	Operating	Uruguay	100%	100%
Koin Administradora de Cartões e Meios de Pagamento S.A.	Operating	Brazil	100%	100%
Rivamor S.A.	Holding	Uruguay	100%	100%
Ruotej S.A.	Operating	Uruguay	100%	100%
Satylca S.C.A.	Holding	Uruguay	100%	100%
Servicios Online 3351 de Venezuela C.A.	Operating	Venezuela	100%	100%
South Net Chile, SpA (2)	Operating	Chile	—%	100%
South-Net Turismo S.A.U.	Operating	Argentina	100%	100%
Transporturist, S.A. de C.V. (3)	Operating	Mexico	—%	100%
Travel Reservations S.R.L.	Operating	Uruguay	100%	100%
Viajes Beda, S.A. de C.V.	Operating	Mexico	100%	100%

(1)	In process of dissolution
(2)	Dissolved entity on July 9, 2024.
(3)	Entity sold on July 31, 2024.

Reclassifications
We have reclassified prior period financial statements to conform to the current period presentation.

Accounting estimates
We use estimates and assumptions in the preparation of our consolidated financial statements in accordance with U.S. GAAP. Our estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of our consolidated financial statements. These estimates and assumptions also affect the reported amount of net income or loss during any period. Our actual financial results could differ significantly from these estimates. For the year ended December 31, 2024, significant estimates underlying our consolidated financial statements include (i) recoverability of deferred tax assets and uncertain tax positions, and (ii) loss contingencies. In 2023, significant estimates also included the recoverability of indefinite-lived intangible assets, goodwill, disposal group classified as held for sale and acquisition purchase price allocations.
Foreign currency translation
We have selected the U.S. dollar as our reporting currency. For local functional currency locations, assets and liabilities are translated at end-of-period rates while revenues and expenses are translated at average rates in effect during the period. Equity is translated at historical rates and the resulting cumulative translation adjustments are included as a component of accumulated other comprehensive income / (loss).
For U.S. dollar functional currency locations, foreign currency assets and liabilities are remeasured into U.S. dollars at end-of-period exchange rates, except for non-monetary balance sheet accounts, which are remeasured at historical exchange rates. Revenue and expenses are remeasured at average exchange rates in effect during each period, except for those expenses related to the non-monetary balance sheet amounts, which are remeasured at historical exchange rates. Gains or losses from foreign currency remeasurement are included in “Financial results, net” in our consolidated statements of operations.
Argentine currency status and exchange regulations
As of July 1, 2018, we transitioned our Argentinian operations to highly inflationary status in accordance with U.S. GAAP, and changed the functional currency for Argentine subsidiaries from Argentine Pesos to U.S. dollars, which is the functional currency of their immediate parent company.
In the second half of 2019, the Argentine government instituted exchange controls restricting the ability of companies and individuals to exchange Argentine Pesos for foreign currencies and their ability to remit foreign currency out of Argentina. An entity’s authorization request to the Central Bank of Argentina to access the official exchange market to make foreign currency payments may be denied depending on the circumstances. As a result of these exchange controls, markets in Argentina developed trading mechanisms, in which an entity or individual buys U.S. dollar denominated securities in Argentina (i.e., shares, sovereign debt) using Argentine Peso, and subsequently sells the securities for U.S. dollars, in Argentina, to access U.S. dollars locally, or outside Argentina, by transferring the securities abroad, prior to being sold (the latter commonly known as Blue Chip Swap Rate). The Blue Chip Swap Rate has diverged significantly from Argentina’s official exchange rate (commonly known as exchange spread). In recent years, the Blue Chip Swap Rate has been higher than Argentina’s official exchange rate. As of December 31, 2024, the spread of the Blue Chip Swap Rate was 15.0%.
However, the only exchange rate available for external commerce is the official exchange rate, which as of December 31, 2024 was $1,031 Argentine Pesos per US dollar. We use Argentina’s official exchange rate to record the accounts of Argentine subsidiaries.
On April 11, 2025, the Argentine government announced the removal of most foreign exchange restrictions. The measures are part of a broader economic reform and include a shift to a managed floating exchange rate regime. While some controls remain in place, the new framework is expected to improve access to the official foreign exchange market.
Concentration of credit risk
Cash and cash equivalents, restricted cash and cash equivalents, accounts receivable and loans receivable are potentially subject to credit risk. However, there are not significant concentrations of credit risk arising from these financial instruments. We place our cash and cash equivalents and restricted cash and cash equivalents with several financial institutions in different countries and financial instruments that are highly liquid and highly rated. Our Brazilian, Mexican and Argentinian operations concentrate around 29%, 19% and 19%, respectively, of our cash and cash equivalents balance as of December 31, 2024. Cash and cash equivalents balances in other countries do not exceed 15% of the total cash and cash equivalents as of December 31, 2024.
Accounts receivable are derived from revenue earned from customers located internationally and are settled through customer credit cards, debit cards and other means of payment, with the majority of accounts receivable collected upon processing of credit card transactions. Due to the relatively small dollar amount of individual accounts receivable, we generally do not require collateral on these balances.
We have also substantial credit risk primarily in our consumer loans held for investment. We are exposed to default risk on loans receivable. The ultimate collectability of a substantial portion of the loan portfolio is susceptible to changes in economic and market conditions. Loans receivable are concentrated in Brazil. Due to the relatively small dollar amount of individual loans receivable, we generally do not require collateral on these balances.
We maintain an allowance for doubtful accounts based on management’s evaluation of various factors, including the credit risk of customers, historical trends, and other information. Furthermore, we utilize a simplified roll rate method to calculate the allowance for expected credit losses of our loans receivable. See Notes 8 and 9 for details.
In addition, our business is subject to certain risks and concentrations including our dependence on relationships with travel suppliers, primarily airlines and Expedia, Inc. (“Expedia”, a subsidiary of Expedia Group, Inc., a Delaware corporation, is a shareholder of record of the Company – see Note 23). A substantial part of the hotel and other lodging products that we offer through our platform for all countries outside Latin America are provided to us by affiliates of Expedia, and Expedia is amongst the key providers of such products in Latin America pursuant to a lodging outsourcing agreement, as amended from time to time. If Expedia’s affiliates were to discontinue providing us with their hotel and other lodging products, we could experience temporary and partial limitations in the availability of these products. While we would seek alternative providers, replacing this supply in the short term might present some challenges, which could have an adverse impact on our business, financial condition, and results of operations. We are also dependent on third-party technology providers, and we are exposed to risks associated with online commerce security and payment-related fraud. In addition, we rely on global distribution systems (“GDS”) providers and other third-party service providers for certain fulfillment services.

Seasonality
We generally experience seasonal fluctuations in the demand for our travel services. Our most significant markets in the Southern hemisphere are in Brazil and Argentina where summer runs from December 1 to February 28 and winter runs from June 1 to August 31. Our most significant market in the Northern hemisphere is Mexico where summer runs from June 1 to August 31 and winter runs from December 1 to February 28. Accordingly, traditional leisure travel bookings in the Southern hemisphere are generally the highest in the second and fourth quarters of the year as travelers plan and book their winter and summer holiday travel. The number of bookings typically decreases in the first quarter of the year. In the Northern hemisphere, bookings are generally the highest in the first three quarters as travelers plan and book their spring, summer, and winter holiday travel. The seasonal revenue impact is exacerbated with respect to income by the nature of variable cost of revenue and direct sales and marketing costs, which is typically realized in closer alignment to booking volumes, and the more stable nature of fixed costs. The continued growth of international operations or a change in product mix may influence the typical trend of the seasonality in the future, and there may also be business or market driven dynamics that result in short-term impacts to revenue or profitability that differ from the typical seasonal trends. Revenues, expenses, assets, and liabilities can vary during each quarter of the year. Therefore, the results and trends in these consolidated financial statements may not be the same as those for any subsequent quarter or the full year.